File Number 33-21534
Amendment to the Prospectus
By Supplement
Pursuant to Rule 497(e)

SUPPLEMENT TO ENTERPRISE ACCUMULATION
TRUST PROSPECTUS DATED MAY 1, 2002.

This information replaces the
Portfolio Manager chart for the
Growth and Income Portfolio:

Name and address of Portfolio Manager:
Retirement System Investors Inc. ("RSI")
2150 Post Road
Fairfield, CT 06430

The Portfolio Manager's Experience: RSI has provided investment advisory services since 1983. Total assets under management for RSI were $800 million as of September
30, 2002.

Portfolio Managers: Michele A. Ward and
Martin J. Cunningham act as co-portfolio managers of the Growth and Income
Portfolio.  Ms. Ward is Senior Vice
President and Senior Investment Officer
of RSI.  She has more than ten years'
investment industry experience and
joined RSI in her current position
in 2002.  Prior to joining RSI, she
worked for nine years at Columbus
Circle Investors as a portfolio
analyst.  Mr. Cunningham has served
as Vice President and Portfolio
Manager at RSI since 2000. He has more
than ten years' experience in the
investment industry.  He previously
served as a portfolio manager for
Chase Investments and as an equity
research analyst for Phoenix
Investments.


February 6, 2003